                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:
     or fiscal year ending: 12/31/99

Is this a transition report?: (Y/N)          N
                                           -----

Is this an amendment to a previous filing? (Y/N)      N
                                                    -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answere has changed from the previous filing on this form.

1.   A.  Registrant Name: METROPOLITAN LIFE SEPARATE ACCOUNT E

     B.   File Number: 811-4001

     C.   Telephone Number: (212) 578-5334
                 C/O METROPOLITAN LIFE INSURANCE COMPANY

2.   A.   Street: ONE MADISON AVE.

     B.   City: NEW YORK

     C.   State: NY

     D.   Zip Code 10010     Zip Ext: 3690

     E.   Foreign Country:


3.   Is this the first filing on this form by Registrant? (Y/N)        N
                                                                     -----

4.   Is this the last filing on this form by Registrant? (Y/N)         N
                                                                     -----

5.   Is Registrant a small business investment company (SBIC)?(Y/N)    N
                                                                     -----
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)                 Y
                                                                     -----
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) ----- [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did Registrant
         have at the end of the period                               -----


SCREEN NUMBER: 01               PAGE NUMBER: 01                    SEC2100(5/90)

For period ending 12/31/99
                  --------
                        If filing more than one
File number 811 4001                 Page 47, "X" box: [_]
                ----


UNIT INVESTMENT TRUSTS

111.      A.   [/]  Depositor Name: METROPOLITAN LIFE INSURANCE COMPANY
                                    -----------------------------------

          B.   [/]  File Number (If any):
                                          ----------------------------------

          C.   [/]  City: NEW YORK   State:  NY    Zip Code: 10010
                          --------          ----            -------
                                                         Zip Ext.: 3690
                                                                   ----

111.      A.   [/]  Depositor Name:
                                    -----------------------------------

          B.   [/]  File Number (If any):
                                          ----------------------------------

          C.   [/]  City:            State:        Zip Code:
                          --------          ----            --------
                                                         Zip Ext.:
                                                                   ----

112.      A.   [/]  Sponsor Name: METROPOLITAN LIFE INSURANCE COMPANY
                                  -----------------------------------

          B.   [/]  File Number (If any):
                                         -----------------------------------

          C.   [/]  City: NEW YORK    State:  NY    Zip Code: 10010
                          --------           ----             -----
                                                          Zip Ext.: 3690
                                                                    ----

112.      A.   [/]  Sponsor Name:
                                  -----------------------------------

          B.   [/]  File Number (If any):
                                         -----------------------------------

          C.   [/]  City:             State:        Zip Code:
                          ---------          ----             -------
                                                          Zip Ext.:
                                                                    ----


SCREEN NUMBER: 55               PAGE NUMBER: 47                    SEC2100(5/90)

For period ending 12/31/99
                  --------
                        If filing more than one
File number 811 4001                      Page 48, "X" box: [_]
                ----



113.  A.   [/]  Trustee Name:
                                --------------------------------------

      B.   [/]  City:          State:         Zip Code:
                       ---------        -----             ---------
                                                      Zip Ext.:
                                                                -----

           [/]  Foreign Country:                Foreign Postal Code:
                                 -------------                       --------

113.  A.   [/]  Trustee Name:
                                --------------------------------------

      B.   [/]  City:             State:         Zip Code:
                       ---------         -----             ---------
                                                       Zip Ext.:
                                                                 -----

           [/]  Foreign Country:                Foreign Postal Code:
                                 -------------                       --------


114.  A.   [/]  Principal Underwriter Name: METROPOLITAN LIFE INSURANCE COMPANY
                                            -----------------------------------

      B.   [/]  File Number:   8-14901
                             -----------
      C.   [/]  City: NEW YORK    State:   NY    Zip Code:   10010
                      --------           ------            ---------
                                                       Zip Ext.:   3690
                                                                  ------

           [/]  Foreign Country:                 Foreign Postal Code:
                                 ---------------                      ----------

114.  A.   [/]  Principal Underwriter Name:
                                            -----------------------------------

      B.   [/]  File Number:       8-
                             -------------------------

      C.   [/]  City:             State:         Zip Code:
                     ------------        -------           ---------
                                                       Zip Ext.:
                                                                 -----
           [/]  Foreign Country:                 Foreign Postal Code:
                                 ---------------                      ----------

115.  A.   [/]  Independent Public Accountant Name:    DELOITTE & TOUCHE LLP
                                                    ----------------------------

      B.   [/]  City: NEW YORK    State:  NY     Zip Code:   10281
                      --------           ----               --------
                                                       Zip Ext.:
                                                                -------

           [/]  Foreign Country:                 Foreign Postal Code:
                                 ---------------                      ----------

115.  A.   [/]  Independent Public Accountant Name:
                                                   -----------------------------

      B.   [/]  City:             State:         Zip Code:
                      --------           ----               --------
                                                       Zip Ext.:
                                                                -------

           [/]  Foreign Country:                 Foreign Postal Code:
                                ----------------                     -----------


SCREEN NUMBER: 56             PAGE NUMBER: 48                      SEC2100(5/90)

For period ending 12/31/99
                  --------
                        If filing more than one
File number 811 4001                 Page 49, "X" box: [_]
                ----


116.  Family of investment companies information:

      A.  [/]    Is Registrant part of a family of
                 investment companies?(Y/N)        N
                                                 -----

      B.  [/]    Identify the family in 10 letters (Y/N)
                                                             -------
          (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/] Is Registrant a separate account of an insurance company?(Y/N)  Y
                                                                             ---

If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

      B.  [/] Variable annuity contracts?(Y/N)          Y
                                                    ---------

      C.  [/] Scheduled premium variable life contracts?(Y/N)        N
                                                                 ---------

      D.  [/] Flexible premium variable life contracts?(Y/N)       N
                                                               ---------

      E.  [/] Other types of insurance products registered       N
          under the Securities Act of 1933?(Y/N)             ---------

118:  [/]  State the number of series existing at the end of the period that had
           securities registered under the Securities Act of 1933         1
                                                                      ---------

119.  [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
           period          0
                       ---------

120.  [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's
           omitted)        $
                       ---------

121.  [/]  State the number of series for which a current prospectus was in
           existence at the end of the period        1
                                                 ---------

122.  [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
           period      0
                   ---------



SCREEN NUMBER: 57               PAGE NUMBER: 49                   SEC2100(5/90)

For period ending 12/31/99
                  --------
                        If filing more than one
File number 811 4001                      Page 50, "X" box: [_]
                ----


123.  [/]  State the total value of the additional units considered in
           answering item 122($000's omitted)       $

124.  [/]  State the total value of units of prior series
           that were placed in the portfolios of subsequent
           series during the current period (the value of
           these units is to be measured on the date they were
           placed in the subsequent series)($000's omitted)       $

125.  [/]  State the total dollar amount of sales loads
           collected (before reallowances to other brokers
           or dealers) by Registrant's principal underwriter
           and any underwriter which is an affiliated person
           of the principal underwriter during the current
           period solely from the sale of units of all series
           of Registrant ($000's omitted)                         $11,573
                                                                  -------

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
      operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
      portfolio of a subsequent series.) ($000's omitted)           $ 0
                                                                  -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                       Number of       Total Assets     Total Income
                                                        Series           ($000's        Distributions
                                                       Investing         omitted)          omitted)
                                                    ---------------- ----------------  --------------

A.        U.S. Treasury direct issue                                 $                 $
                                                    ------------     ---------------   -------------
B.        U.S. Government agency                                     $                 $
                                                    ------------     ---------------   -------------
C.        State and municipal tax-free                               $                 $
                                                    ------------     ---------------   -------------
D.        Public utility debt                                        $                 $
                                                    ------------     ---------------   -------------
E.        Brokers or dealers debt or debt
          of brokers' or dealers' parent                             $                 $
                                                    ------------     ---------------   -------------
F.        All other corporate intermed.
          & long-term debt                                           $                 $
                                                    ------------     ---------------   -------------
G.        All other corporate short-term debt                        $                 $
                                                    ------------     ---------------   -------------
H.        Equity securities of brokers or dealers
          or parents of brokers or dealers                           $                 $
                                                    ------------     ---------------   -------------
I.        Investment company equity securities                       $                 $
                                                    ------------     ---------------   -------------
J.        All other equity securities                       1        $ 14,432,550      $
                                                    ------------     ---------------   -------------
K.        Other securities                                           $                 $
                                                    ------------     ---------------   -------------
L.        Total assets of all series of registrant          1        $ 14,432,550      $
                                                    ------------     ---------------   -------------

SCREEN NUMBER: 58              PAGE NUMBER: 50                     SEC2100(5/90)

For period ending 12/31/99
                  --------
                        If filing more than one
File number 811 4001                      Page 51, "X" box: [_]
                ----



128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer? (Y/N)        N
                                                                  ---------

     [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)
                                                                  ---------
     [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees?(Y/N)
                                                                  ---------

131. [/] Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)     $ 149,745
                                                                  ---------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-4001      811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----

811-          811-          811-            811-           811-
    ----          ----          ----            ----           ----



SCREEN NUMBER: 59               PAGE NUMBER: 51                    SEC2100(5/90)

Signature Page



The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).


City of: New York            State of: New York          Date: February 28, 2000


Name of Registrant, Depositor, or Trustee: Metropolitan Life Separate Account E


/s/ John Bruins                          /s/ Christopher Nicholas
-----------------------------------      ------------------------------------
By (Name and Title):                     Witness (Name and Title):
John Bruins                              Christopher Nicholas
Vice-President and Actuary               Associate General Counsel
Metropolitan Life Insurance Company      Metropolitan Life Insurance Company